Summary of Future Minimum Payments Receivable Under Container Leaseback Financing Receivable (Parenthetical) (Detail) - Customer	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Lessor Lease Description [Line Items]
Number of customers represent container leaseback financing receivable portfolio	1	1
Customer One
Lessor Lease Description [Line Items]
Percentage of container leaseback financing receivable portfolio	89.10%	89.70%
Customer Two
Lessor Lease Description [Line Items]
Percentage of container leaseback financing receivable portfolio		10.30%